NET LOSS PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Anti-dilutive common shares excluded from calculation of diluted net loss per ordinary share in connection with RSUs and share options	4,005,351	5,480,652	6,022,173